Financial Liabilities - Repayment of U.S. Treasury and Export Development Canada Credit Facilities (Detail) (USD $) In Millions, unless otherwise specified	May 24, 2011
Debt Instrument [Line Items]
Principal	$ 7,578
Accrued Interest	105
Total Payment	7,683.0
Tranche B [Member]
Debt Instrument [Line Items]
Principal	2,080
Accrued Interest	22
Total Payment	2,102.0
Tranche C [Member]
Debt Instrument [Line Items]
Principal	3,675
Accrued Interest	65
Total Payment	3,740.0
Zero Coupon Note [Member]
Debt Instrument [Line Items]
Principal	100
Total Payment	100.0
U.S. Treasury first lien credit agreement [Member]
Debt Instrument [Line Items]
Principal	5,855
Accrued Interest	87
Total Payment	5,942.0
Tranche X [Member]
Debt Instrument [Line Items]
Principal	1,319
Accrued Interest	14
Total Payment	1,333.0
Tranche X-2 [Member]
Debt Instrument [Line Items]
Principal	404
Accrued Interest	4
Total Payment	408.0
Edc Credit Facility [Member]
Debt Instrument [Line Items]
Principal	1,723
Accrued Interest	18
Total Payment	$ 1,741.0